Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	Direxion Shares ETF Trust
Entity Central Index Key	0001424958
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 21, 2020
Document Effective Date	Aug. 23, 2020
Prospectus Date	Aug. 23, 2020
Direxion Moonshot Innovators ETF | Direxion Moonshot Innovators ETF
Prospectus:
Trading Symbol	MOON
Direxion Connected Consumer ETF | Direxion Connected Consumer ETF
Prospectus:
Trading Symbol	CCON